Commitments and Contingencies - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 23, 2022	Apr. 22, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
CommitmentsAndContingenciesDisclosure [Line Items]
Deferred underwriting commissions				$ 11,200,000	$ 11,200,000
Shares issued, value			$ 25,000
Sponsor Fees				$ 9,000,000
Underwriting Agreement [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Additional public share issued under over allotment option				4,000,000	4,000,000
Underwriting discount per unit				$ 0.2	$ 0.2
Underwriting discount				$ 6,400,000	$ 6,400,000
Deferred underwriting commissions per unit				$ 0.35	$ 0.35
Deferred underwriting commissions				$ 11,200,000	$ 11,200,000
Forward Purchase Agreement [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Shares issued, value				$ 150,000,000	$ 150,000,000
Shares issued, price per share	$ 10			$ 10	$ 10
Additional public share issued under forward purchase agreement	$ 50,000,000			$ 50,000,000	$ 50,000,000
Additional public share issued under forward purchase agreement, shares				5,000,000	5,000,000
IPO [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Reimbursement Of Expenses In Connection With Initial Public Offer		$ 640,000
Over-Allotment Option [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Underwriters option vesting period				45 days	45 days